Commitments and Contingencies - Summary of Operating Lease Commitments (Details) (Sound Concepts Inc.) - Sound Concepts, Inc. [Member]	Dec. 31, 2018 USD ($)
2019	$ 373,000
2020	348,000
2021	340,000
2022	304,000
2023	313,000
Total	$ 1,678,000